20. Indirect taxes, charges and contributions payable	12 Months Ended
Dec. 31, 2019
Indirect Taxes, Charges And Contributions Payable [Abstract]
Indirect taxes, charges and contributions payable

20. Indirect taxes, charges and contributions payable

	2019	2018

Indirect taxes, charges and contributions payable	466,603	453,941

Value added tax on goods and services - ICMS	377,105	361,558
ANATEL taxes and charges	22,009	21,320
ISS	61,673	59,764
Others	5,816	11,299

Current portion	(463,606)	(451,169)
Non-current portion	2,997	2,772